Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.5%
COMMODITY – 9.6%
Goldman Sachs Physical Gold ETF*	1,182,023	$21,140,482
EQUITY – 40.5%
Vanguard Health Care ETF(a)	363,527	89,187,714
FIXED INCOME – 49.4%
Vanguard Long-Term Treasury ETF(a)	1,262,744	108,734,886
TOTAL EXCHANGE-TRADED FUNDS
(Cost $216,210,606)		219,063,082

SHORT-TERM INVESTMENTS – 0.1%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(b)	326,388	326,388
TOTAL SHORT TERM INVESTMENTS
(Cost $326,388)		326,388
TOTAL INVESTMENTS – 99.6%
(Cost $216,536,994)		219,389,470
Other Assets in Excess of Liabilities – 0.4%		672,169
TOTAL NET ASSETS – 100.0%		$220,061,639

*	Non-income producing security.
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(b)	The rate is the annualized seven-day yield at period end.